Summary of Significant Accounting Policies - Disclosure of Information About Unconsolidated Structured Entities Controlled by Investment Entity (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Current assets	$ 9,127,574,125	$ 10,122,143,636
Current liabilities	9,831,452,603	8,082,606,457
Equity	16,553,229,765	14,130,938,289	$ 8,464,797,019	$ 9,445,683,135
Loss for the year	1,950,581,707	3,677,795,949	1,286,803,058
Ferrosur Roca Management Trust [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Current assets	55,987,087	75,465,680
Current liabilities	73,810	1,486,645
Equity	55,913,277	73,979,035
Loss for the year	$ (5,667,035)	$ (28,982,971)	$ (16,737,111)